UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

A series of
World Funds Trust
A “Series” Investment Company

For the Year Ended
September 30, 2013

Dear Shareholders,

In our experience, top performing portfolios have always been forged in the fire of market turmoil. Periods of chaos, uncertainty, and fear often lead to irrational environments that create generational buying opportunities. Since the inception of our fund, we have experienced an unusual number of extraordinary market moving events. We have not been afraid to hold cash when the companies we liked were not cheap. When the outlook seemed darkest and valuations fell, we invested opportunistically.

Since 2011, European chaos and general government incompetence created macro-economic uncertainty. These were painful short-term developments. Unfortunately, market participants and financial pundits will most likely continue to focus on these negative themes which could create volatile conditions over the course of the next twelve months. However, these periods of chaos will not last forever and history has demonstrated time and time again that the winning side of the trade is to own American businesses. Profitable investing is about increasing your odds of success. Our experience leads us to believe that buying inexpensive American businesses puts the odds in our favor.

It is with pleasure that we have the opportunity to report to you the successes of the past twelve months and discuss a few themes we believe will influence market behavior over the course of the coming year. We will also discuss a few of our current investments.

For the fiscal year ended September 30, 2013, the Union Street Partners Value Fund Class A (USPVX) shares returned 24.92% while the S&P 500 total return was 19.33% for the same period. The 5.59% outperformance can be attributed primarily to successful stock selection rather than sector allocation. Looking forward, we will continue to search for undervalued, large cap American businesses. Valuations, however, will be difficult to sustain without some pause. We maintain our forecast for lower, albeit positive, equity market performance over the remainder of the current cycle. We are still confident that US equities represent the best risk to reward ratio and would not be caught dead holding a leveraged fixed income portfolio.

What follows is a discussion of themes where we are currently focusing our research efforts.

America’s natural gas renaissance

We have written extensively over the past year about America’s oil and natural gas renaissance. The US has become the world’s largest producer of natural gas over the last five years. The International Energy Agency forecasts the US will become the world’s largest oil producer in 2015, overtaking Russia and Saudi Arabia. In Appalachian states you have politicians, Democrats and Republicans, agreeing that shale’s potential is “game changing”. Five years ago conventional wisdom held that oil prices above $140 per barrel were the new normal. That prediction has been spectacularly wrong. In short, we believe the shale gas revolution is a game changer that will lower America’s overall cost of production. The US has become a more competitive manufacturer on the world stage as a result of our energy production. Millions of jobs have been created directly in the oil and gas space. We also believe that millions of new jobs will be created in the US manufacturing sector as a result of America’s cheaper energy costs relative to other nations.

The American gas renaissance is a shining example of the US private sector’s incredible resilience and ingenuity. The American spirit to succeed is cultivated by our system of free markets and capitalism. Shale oil isn’t exclusive to the US; we are just the only country that has the entrepreneurs, capital, courage, and economic framework to allow for this sort of risk taking.

Interest rates will rise

We are contrarian investors. When markets zig, we tend to zag. However, we are not contrarians just for the sake of making calls that differ from the consensus. We tend to look at issues from a longer time-horizon than most market participants and this has yielded its benefits.

The reflexive “contrarian call” in current markets would be to own longer duration fixed income portfolios to increase yield. We think that is foolish. When interest rates are artificially depressed to near zero, the only direction rates can move is up. We don’t pretend to know the timing of when interest rates will rise. But when we see an imbalance, this time caused by Federal Reserve policy, we want to get out of the way. Like standing on thin-ice, you don’t know when the ice is going to break, but you know you want to get off it.

Our message to clients is clear; interest rates will rise. Lock your adjustable rate mortgage. If you are considering a reverse mortgage, hold off until rates rise. If you must own fixed income buy shorter to intermediate term notes, and don’t be afraid to allocate to cash. Negative real returns on cash aren’t the end of the world. We believe our portfolio is structured so that a quick change in interest rates will not have an outsized impact on performance.

Our investments

Fiscal 2013 was a stellar year in terms of performance. We wish every year could be as profitable but we tend to temper our optimism after periods of such above average market appreciation. That being said, we continue to believe that our portfolio of securities trades at a reasonable multiple and offers an attractive risk reward trade off. Below we will highlight three of the fund’s current positions.

Nokia continues to be one of the Fund’s larger holdings. Our belief that the Nokia Handset Business’s distribution and design capabilities were considerably undervalued by the market was realized when Microsoft purchased the business for more than $7.2 billion. Nokia is still in the midst of a massive turnaround as its business has fundamentally changed with the sale of the handset unit. Nokia can now focus on its three established businesses which are leaders in their respective categories: NSN, a wireless infrastructure leader; HERE, a leading mapping software provider; and Advanced Technologies, which will focus on monetizing the value of Nokia’s extensive patent portfolio.

Boeing continues to be a foundational component of the Fund’s portfolio. America’s leading exporter had an excellent year. Demand for the 787 Dreamliner and 737MAX was robust and the newly redesigned 777X launched with record orders. The airline industry is benefiting tremendously from a blossoming emerging market middle class that wants to travel. The new Boeing product cycle has been timed to capture the increase in air traffic demand. Boeing is a leading American innovator and we maintain our bullish stance on the company and its prospects going forward.

JC Penney is the portfolio’s newest addition. Our thesis for JC Penney centers on the belief that the missteps made by former CEO Ron Johnson, Apple’s former head of retail, and his management team are fixable. Johnson’s perception of the retail landscape was skewed because he was selling iPhones. JC Penney does not sell iPhones! The consensus storyline on JCP is that the company will not survive. We believe that is farfetched. JCP has raised cash, brought back brands the traditional customer base demands, and reinstated its promotional pricing strategy. Consensus believes that the sales lost over Johnson’s tenure are permanent. We believe the 111-year-old JC Penney brand retains value and that its customers will return. The passage of time should help heal previous management’s strategic missteps and return the company to profitability. We have confidence that JC

Penney’s stock price is a significant discount to the underlying business value and that there is the potential for significant share price appreciation over the next few years. We are excited by the company’s future prospects.

Conclusion

This is our third letter to shareholders of the Union Street Partners Value Fund. We enjoy this opportunity to reflect on the year that has passed and also to comment on issues we believe will be influential in the year to come. If you have any questions or comments about the Fund, our investments, or markets in general please do not hesitate to contact us. We thoroughly enjoy feedback and discussion with clients and hope that we can be a calming influence in periods of both unbridled optimism as well as uncertainty.

As always, thank you for allowing us to manage your hard earned money. Please contact us with any questions or concerns.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2013 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:

The S&P’s 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

	Class A Shares*

	Total Return	Average Annual Return
	One Year Ended	Since Inception

	9/30/2013	12/29/10 to 9/30/13

Union Street Partners Value Fund- without load	24.92%	10.16%
Union Street Partners Value Fund- with load	17.74%	7.81%
Russell 1000 Value Index®	19.33%	10.78%

*	The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance

	Class C Shares*

	Total Return	Average Annual Return
	One Year Ended	Since Inception

	9/30/2013	4/14/11 to 9/30/13

Union Street Partners Value Fund	24.10%	9.59%
Russell 1000 Value Index®	19.33%	10.08%

*	The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	COMMON STOCKS	86.36%

	AEROSPACE	6.23%
8,850	The Boeing Company		$1,039,875

	BANKS	9.93%
61,800	Bank of America Corp.		852,840
16,600	Citigroup Inc.		805,266

			1,658,106

	BEVERAGES	1.90%
2,500	Diageo PLC Spons ADR		317,700

	COMPUTERS	19.31%
2,500	Apple Inc.		1,191,875
38,725	Hewlett-Packard Co.		812,451
27,000	Intel Corp.		618,840
18,000	Microsoft Corp.		599,580

			3,222,746

	DIVERSIFIED MANUFACTURING	9.78%
5,200	Cummins Inc.		690,924
25,800	General Electric Co.		616,362
3,750	Philip Morris International		324,713

			1,631,999

	MEDICAL	6.87%
6,100	Johnson & Johnson		528,809
13,000	Merck & Co. Inc.		618,930

			1,147,739

	OIL	10.06%
18,530	BP plc Spons ADR		778,816
4,800	Exxon Mobil Corp.		412,992
10,950	Transocean Ltd.		487,275

			1,679,083

	RETAIL	3.25%
32,500	J.C. Penney Co., Inc.*		286,650
4,000	Target Corp.		255,920

			542,570

	TELECOMMUNICATIONS	13.27%
21,500	AT&T Inc.		727,130
160,000	Nokia Corp. Spons ADR*		1,041,600
9,550	Verizon Communications Inc.		445,603

			2,214,333

	TRANSPORTATION	5.76%
56,950	Ford Motor Co.		960,746

	TOTAL COMMON STOCKS	86.36%	14,414,897

	(Cost: $11,936,409)

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	WARRANTS	6.16%

	FINANCIAL	6.16%
32,000	JP Morgan Chase & Co. Warrant 10/28/18*		$536,320
35,000	Wells Fargo & Co. Warrant 10/28/18*		491,400

	TOTAL WARRANTS		1,027,720

	(Cost: $689,747)

	EXCHANGE-TRADED FUNDS	4.15%

	HOME CONSTRUCTION	4.15%
31,050	iSHARES Dow Jones US Home Construction Index Fund		693,657

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $386,517)

	CASH & CASH EQUIVALENTS	3.11%
519,266	Fidelity Institutional Money Market Fund 0.12%**		519,266

	(Cost: $519,266)

	TOTAL INVESTMENTS:
	(Cost: $13,531,939)	99.78%	16,655,540
	Other assets, net of liabilities	0.22%	36,739

	NET ASSETS	100.00%	$16,692,279

*	Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

**	Effective 7 day yield as of September 30, 2013.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investments at fair value (identified cost of $13,531,939) (Note 1)	$16,655,540
Receivable for capital stock sold	21,550
Dividends and interest receivable	24,128
Prepaid expenses	10,808

TOTAL ASSETS	16,712,026

LIABILITIES
Payable for capital stock redeemed	5,000
Accrued investment management fees	2,506
Accrued 12b-1 fees	8,275
Accrued administration, accounting and transfer agent fees	3,042
Other accrued expenses	924

TOTAL LIABILITIES	19,747

NET ASSETS	$16,692,279

Net Assets Consist of:
Paid-in-capital applicable to 1,295,011 no par value shares of beneficial interest outstanding, unlimited shares authorized	$13,197,753
Accumulated net realized gain (loss) on investments	370,925
Net unrealized appreciation (depreciation) of investments	3,123,601

Net Assets	$16,692,279

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($11,358,015/ 876,779 shares outstanding)	$12.95

MAXIMUM OFFERING PRICE PER SHARE ($12.95 X 100 / 94.25)	$13.74

Class C
($5,334,264 /418,232 shares outstanding)	$12.75

REDEMPTION PRICE PER SHARE INCLUDING CDSC FEE OF
2% ($12.75 X .98)	$12.50

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2013

INVESTMENT INCOME
Dividends	$315,135
Tax reclaims	3,468
Interest	433

Total investment income	319,036

EXPENSES
Investment management fees (Note 2)	141,831
12b-1 fees (Note 2)
Class A	25,470
Class C	39,951
Recordkeeping and administrative services (Note 2)	27,924
Accounting fees (Note 2)	24,098
Custody fees	4,613
Transfer agent fees (Note 2)	17,375
Professional fees	39,673
Filing and registration fees (Note 2)	10,460
Trustee fees	6,875
Compliance fees	10,892
Shareholder servicing and reports (Note 2)	7,468
Other	17,586

Total expenses	374,216
Fee waivers and reimbursed expenses (Note 2)	(96,024)

Net expenses	278,192

Net investment income (loss)	40,844

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	375,128
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,607,979

Net realized and unrealized gain (loss) on investments	2,983,107

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,023,951

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30, 2013	September 30, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$40,844	$44,268
Net realized gain (loss) on investments	375,128	(2,462)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,607,979	1,534,423

Increase (decrease) in net assets from operations	3,023,951	1,576,229

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(62,956)	(5,070)
Class C	(17,241)	-
Net realized gain
Class A	(82)	(1,141)
Class C	(30)	(333)

Decrease in net assets from distributions	(80,309)	(6,544)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	1,469,002	2,578,391
Class C	1,755,706	1,600,438
Distributions reinvested
Class A	56,930	5,990
Class C	15,342	333
Shares redeemed
Class A	(858,491)	(120,191)
Class C	(233,072)	(81,610)

Increase (decrease) in net assets from capital stock transactions	2,205,417	3,983,351

NET ASSETS

Increase (decrease) during year	5,149,059	5,553,036
Beginning of year	11,543,220	5,990,184

End of year (including undistributed net investment income (loss) of $ - and $39,198, respectively)	$16,692,279	$11,543,220

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

					Period
					December 29, 2010*
	Year ended September 30,				through

	2013		2012		September 30, 2011

Net asset value, beginning of period	$10.44		$8.54		$10.00

Investment activities
Net investment income (loss)(1)	0.06		0.07		-	(A)
Net realized and unrealized gain (loss) on investments	2.53		1.84		(1.46)

Total from investment activities	2.59		1.91		(1.46)

Distributions
Net investment income	(0.08)		(0.01)		-
Net realized gain	-	(A)	-	(A)	-

Total distributions	(0.08)		(0.01)		-

Net asset value, end of period	$12.95		$10.44		$8.54

Total Return	24.92%		22.38%		(14.60%)	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.43%		2.87%		5.32%	***
Expenses, net of fee waivers and reimbursements	1.75%		1.75%		1.75%	***
Net investment income (loss)	0.50%		0.66%		(0.04%)	***
Portfolio turnover rate	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$11,358		$8,531		$4,825

(1)	Per share amounts calculated using the average share method.

*	Commencement of operations
**	Not annualized
***	Annualized

(A)	Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

					Period
					April 14, 2011*
	Year ended				through

	2013		2012		September 30, 2011

Net asset value, beginning of period	$10.33		$8.51		$10.23

Investment activities
Net investment income (loss)(1)	(0.03)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	2.51		1.83		(1.69)

Total from investment activities	2.48		1.82		(1.72)

Distributions
Net investment income	(0.06)		-		-
Net realized gain	-	(A)	-	(A)	-

Total distributions	(0.06)		-		-

Net asset value, end of period	$12.75		$10.33		$8.51

Total Return	24.10%		21.41%		(16.81%)	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.18%		3.62%		5.26%	***
Expenses, net of fee waivers and reimbursements	2.50%		2.50%		2.50%
Net investment income (loss)	(0.25%)		(0.09%)		(0.69%)	***
Portfolio turnover rate	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$5,334		$3,012		$1,166

(1)	Per share amounts calculated using the average share method.

*	Commencement of operations
**	Not annualized
***	Annualized

(A)	Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2013

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations December 29, 2010 as a series of WFT. The Fund currently offers Class A and Class C shares.

     The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase. Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stock	$14,414,897	$-	$-	$14,414,897
Warrants	1,027,720	-	-	1,027,720
Exchange Traded Funds	693,657	-	-	693,657
Cash & Cash Equivalents	519,266	-	-	519,266

	$16,655,540	$-	$-	$16,655,540

     Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the year ended September 30, 2013.

     There were no transfers between levels during the year ended September 30, 2013. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Warrants

     The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. Certain warrants may permit net settlement for stock or cash.

Security Transactions and Income

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has analyzed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

     Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2013, these reclassifications decreased accumulated net realized gain on investments and accumulated net investment loss by $155.

Class Net Asset Value and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

     The Fund currently offers two classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Effective March 31, 2011, the shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisers. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

     Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. For the year ended September 30, 2013, USP earned $141,831 and waived $96,024 in advisory fees. As of September 30, 2013, the Advisor was due $2,506 from the Fund.

     In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2014 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense. The total amount of recoverable reimbursements as of September 30, 2013 was $282,284 which expires as follows:

September 30, 2014	$83,738
September 30, 2015	102,522
September 30, 2016	96,024

$282,284

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively. For the year ended September 30, 2013, there were $25,470 and $39,951 of 12b-1 fees incurred by Class A and Class C shares, respectively.

     First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended September 30, 2013, FDCC received no commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and within two years of purchase on Class C shares. During the year ended September 30, 2013, FDCC received $3,924 in CDSC fees.

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $27,924 for its services for the year ended September 30, 2013.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $17,375 for its services for the year ended September 30, 2013.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $24,098 for its accounting services for the year ended September 30, 2013.

     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 – INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2013 aggregated $3,542,599 and $1,423,551, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

     The tax character of distributions paid during the year ended September 30, 2013 and the year ended September 30, 2012 was as follows:

	Year ended	Year ended
	September 30, 2012	September 30, 2012

Distributions paid from
Ordinary income	$80,309	$6,544

     As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$370,939
Unrealized appreciation (depreciation)	3,123,587

$3,494,526

     Cost of securities for Federal Income tax purposes is $13,531,953 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,549,194
Gross unrealized depreciation	(425,607)

Net unrealized appreciation (depreciation)	$3,123,587

NOTE 5 – CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2013		September 30, 2013
	Shares	Value	Shares	Value

Shares sold	126,333	$1,469,002	146,691	$1,755,706
Shares reinvested	5,267	56,930	1,433	15,342
Shares redeemed	(72,347)	(858,491)	(21,357)	(233,072)

Net Increase (decrease)	59,253	$667,441	126,767	$1,537,976

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2012		September 30, 2012
	Shares	Value	Shares	Value

Shares sold	263,789	$2,578,391	162,290	$1,600,438
Shares reinvested	645	5,990	36	333
Shares redeemed	(12,067)	(120,191)	(7,832)	(81,610)

Net Increase (decrease)	252,367	$2,464,190	154,494	$1,519,161

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the year ended September 30, 2013.

NOTE 7 – SUBSEQUENT EVENTS

     Subsequent to the period ended September 30, 2013, a special meeting of the shareholders of the Fund was held for the purpose of electing four Trustees to the World Funds Trust’s Board of Trustees. All of the nominees currently serve as Trustees of the Trust. All four Trustee nominations were approved by the shareholders of the Fund at the special shareholder meeting held on November 14, 2013.

     Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Union Street Partners Value Fund
(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust,  as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Union Street Partners Value Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 22, 2013

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND COLUMBUS | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board	cohenfund.com

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years Number of Funds in Trust Overseen	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President.	Indefinite, Since June 2010	5	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), the Trust’s pricing agent. Mr. Pasco is a Certified Public Accountant.	The World Funds, Inc. – 4 Funds; American Growth Fund, Inc. – 2 Funds

Non-Interested Trustees:
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 (1936)	Independent Trustee	Indefinite, Since August 2013	5	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	Gardner Lewis Investment Trust – 2 funds; Hanna Investment Trust – 1 fund; Hillman Capital Management Investment Trust - 1 fund; and Starboard Investment Trust - 18 funds.
David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee	Indefinite, Since June 2010	5	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013	NONE

Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee	Indefinite, Since June 2010	5	Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008; Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., Certified Public Accountants, from 1997 to 2007.	NONE

Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer	Indefinite since June 2008	NA	Executive Vice President of Commonwealth Shareholder Services, since 2003	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary	Indefinite since December 2009	NA	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006	None
David D. Jones, Esq. 422 Fleming Street Suite 7 Key West, FL 33040 (1957)	Chief Compliance Office with respect to certain funds.	Indefinite since June 2008	NA	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	None
Julian G. Winters 105 Candlewood Road Suite C Rocky Mount, NC 27804 (1968)	Chief Compliance Office with respect to certain funds.	Indefinite, since August 2013	NA	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	None

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2013, and held for the six months ended September 30, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Six months April 1, 2013 through September 30, 2013
Actual	$1,000	$1,083.68	$9.14
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.85

Class C Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Six months April 1, 2013 through September 30, 2013
Actual	$1,000	$1,079.59	$13.03
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$12.61

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the six months, multiplied by 183 in the most recent fiscal half year for Class A and Class C, respectively, divided by 365 days in the current year.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                     CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2013 and $14,500 for 2012.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2013 and $2,500 for 2012.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2013 and $0 for 2012.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Union Street Partners Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)                     NA

(c)                     0%

(d)                     NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2012.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                     EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2013

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 3, 2013

* Print the name and title of each signing officer under his or her signature.